Rule 497(e)
                                                  File Nos. 333-171759 811-22519


                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

               FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND
              FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND
         FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND
                 FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND
            FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND
                      FIRST TRUST EUROPE ALPHADEX(R) FUND
                   FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND

                         SUPPLEMENT DATED JULY 31, 2015

                      TO THE PROSPECTUS DATED MAY 1, 2015
                                      AND
             STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2015


1. First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund (the "Fund")

           IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT OBJECTIVE

      Notwithstanding anything to the contrary in the prospectus or statement of additional information for First Trust Exchange-Traded AlphaDEX(R) Fund II, with respect to the Fund set forth above, on or about October 13, 2015, the Fund will seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Asia Pacific ex-Japan Index (the "New Index"). Currently, the Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Asia Pacific Ex-Japan Index (the "Index"). The Fund will begin tracking the New Index on or about October 13, 2015. Although the methodology for selecting securities in the New Index will remain substantially the same, the selection universe will change to the NASDAQ Asia Pacific ex-Japan Index. The New Index is a modified equal-dollar weighted index calculated by The NASDAQ OMX Group, Inc. ("NASDAQ") based on select securities from the NASDAQ Asia Pacific ex-Japan Index that may generate positive alpha relative to traditional indices through the use of the AlphaDEX(R) selection methodology. Accordingly, the Fund's Index Provider will change to NASDAQ.


2. First Trust Developed Markets Ex-US AlphaDEX(R) Fund (the "Fund")

           IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT OBJECTIVE

      Notwithstanding anything to the contrary in the prospectus or statement of additional information for First Trust Exchange-Traded AlphaDEX(R) Fund II, with respect to the Fund set forth above, on or about October 13, 2015, the Fund will seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Developed Markets Ex-US Index (the "New Index"). Currently, the Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Developed Markets Ex-US Index (the "Index"). The Fund will begin tracking the New Index on or about October 13, 2015. Although the methodology for selecting securities in the New Index will remain substantially the same, the selection universe will change to the NASDAQ Developed Markets Ex-US Index. The New Index is a modified equal-dollar weighted index calculated by The NASDAQ OMX Group, Inc. ("NASDAQ") based on select securities from the NASDAQ Developed Markets Ex-US Index that may generate positive alpha relative to traditional indices through the use of the AlphaDEX(R) selection methodology. Accordingly, the Fund's Index Provider will change to NASDAQ.


3. First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund (the "Fund")

           IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT OBJECTIVE

      Notwithstanding anything to the contrary in the prospectus or statement of additional information for First Trust Exchange-Traded AlphaDEX(R) Fund II, with respect to the Fund set forth above, on or about October 13, 2015, the Fund will seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Developed Markets Ex-US Small Cap Index (the "New Index"). Currently, the Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Developed Markets ex-US Small Cap Index (the "Index"). The Fund will begin tracking the New Index on or about October 13, 2015. Although the methodology for selecting securities in the New Index will remain substantially the same, the selection universe will change to the NASDAQ Developed Markets Ex-US Index. The New Index is a modified equal-dollar weighted index calculated by The NASDAQ OMX Group, Inc. ("NASDAQ") based on select small cap securities from the NASDAQ Developed Markets Ex-US Index that may generate positive alpha relative to traditional indices through the use of the AlphaDEX(R) selection methodology. Accordingly, the Fund's Index Provider will change to NASDAQ.


4. First Trust Emerging Markets AlphaDEX(R) Fund (the "Fund")

           IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT OBJECTIVE

      Notwithstanding anything to the contrary in the prospectus or statement of additional information for First Trust Exchange-Traded AlphaDEX(R) Fund II, with respect to the Fund set forth above, on or about October 13, 2015, the Fund will seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Emerging Markets Index (the "New Index"). Currently, the Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Emerging Markets Index (the "Index"). The Fund will begin tracking the New Index on or about October 13, 2015. Although the methodology for selecting securities in the New Index will remain substantially the same, the selection universe will change to the NASDAQ Emerging Markets Index. The New Index is a modified equal-dollar weighted index calculated by The NASDAQ OMX Group, Inc. ("NASDAQ") based on select securities from the NASDAQ Emerging Markets Index that may generate positive alpha relative to traditional indices through the use of the AlphaDEX(R) selection methodology. Accordingly, the Fund's Index Provider will change to NASDAQ.


5. First Trust Emerging Markets Small Cap AlphaDEX(R) Fund (the "Fund")

           IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT OBJECTIVE

      Notwithstanding anything to the contrary in the prospectus or statement of additional information for First Trust Exchange-Traded AlphaDEX(R) Fund II, with respect to the Fund set forth above, on or about October 13, 2015, the Fund will seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Emerging Markets Small Cap Index (the "New Index"). Currently, the Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Emerging Markets Small Cap Index (the "Index"). The Fund will begin tracking the New Index on or about October 13, 2015. Although the methodology for selecting securities in the New Index will remain substantially the same, the selection universe will change to the NASDAQ Emerging Markets Index. The New Index is a modified equal-dollar weighted index calculated by The NASDAQ OMX Group, Inc. ("NASDAQ") based on select small cap securities from the NASDAQ Emerging Markets Index that may generate positive alpha relative to traditional indices through the use of the AlphaDEX(R) selection methodology. Accordingly, the Fund's Index Provider will change to NASDAQ.


6. First Trust Europe AlphaDEX(R) Fund (the "Fund")

           IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT OBJECTIVE

      Notwithstanding anything to the contrary in the prospectus or statement of additional information for First Trust Exchange-Traded AlphaDEX(R) Fund II, with respect to the Fund set forth above, on or about October 13, 2015, the Fund will seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Europe Index (the "New Index"). Currently, the Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Europe Index (the "Index"). The Fund will begin tracking the New Index on or about October 13, 2015. Although the methodology for selecting securities in the New Index will remain substantially the same, the selection universe will change to the NASDAQ Europe Index. The New Index is a modified equal-dollar weighted index calculated by The NASDAQ OMX Group, Inc. ("NASDAQ") based on select securities from the NASDAQ Europe Index that may generate positive alpha relative to traditional indices through the use of the AlphaDEX(R) selection methodology. Accordingly, the Fund's Index Provider will change to NASDAQ.


7. First Trust Latin America AlphaDEX(R) Fund (the "Fund")

           IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT OBJECTIVE

      Notwithstanding anything to the contrary in the prospectus or statement of additional information for First Trust Exchange-Traded AlphaDEX(R) Fund II, with respect to the Fund set forth above, on or about October 13, 2015, the Fund will seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Latin America Index (the "New Index"). Currently, the Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Latin America Index (the "Index"). The Fund will begin tracking the New Index on or about October 13, 2015. Although the methodology for selecting securities in the New Index will remain substantially the same, the selection universe will change to the NASDAQ Latin America Index. The New Index is a modified equal-dollar weighted index calculated by The NASDAQ OMX Group, Inc. ("NASDAQ") based on select securities from the NASDAQ Latin America Index that may generate positive alpha relative to traditional indices through the use of the AlphaDEX(R) selection methodology. Accordingly, the Fund's Index Provider will change to NASDAQ.



    PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND'S PROSPECTUS AND STATEMENT OF
                  ADDITIONAL INFORMATION FOR FUTURE REFERENCE